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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caledonia Investments plc
Address: Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28- 13011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. Graeme P. Denison
Title: Company Secretary
Phone: 44-20-7802-8080

Signature, Place, and Date of Signing:

/s/ GRAEME P. DENISON       London, England          January 22, 2013
----------------------   ----------------------   ----------------------
     [Signature]               City, State                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         11

Form 13F Information Table Value Total:   $182,583
                                        (thousands)

List of Other Included Managers:

NONE


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                           Caledonia Investments plc
                           FORM 13F INFORMATION TABLE
                               December 31, 2012

                         TITLE                            SHRS
                          OF                   VALUE     OR PRN            PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS     CUSIP     (x$1,000)    AMT     SH/PRN   CALL  DISCRETION  MANAGER     SOLE       SHARED   NONE
----------------------  ------- -----------  --------- ---------  ------   ----  ----------  -------  ----------- --------- ------
AT&T Inc                Common  00206R 10 2  $  5,731    170,000    SH              SOLE                 170,000
Bristow Group, Inc.     Common  110394 10 3  $128,629  2,397,119    SH              SOLE               2,397,119
ConocoPhillips          Common  20825C 10 0  $  4,639     80,000    SH              SOLE                  80,000
Heinz H J Co            Common  423074 10 3  $  4,499     78,000    SH              SOLE                  78,000
Intel Corp              Common  458140 10 0  $  5,341    259,000    SH              SOLE                 259,000
Kimberly Clark Corp     Common  494368 10 3  $  4,222     50,000    SH              SOLE                  50,000
Mattel Inc              Common  577081 10 2  $  5,127    140,000    SH              SOLE                 140,000
Pfizer Inc              Common  717081 10 3  $  5,969    238,000    SH              SOLE                 238,000
Philip Morris Intl Inc  Common  718172 10 9  $  6,273     75,000    SH              SOLE                  75,000
Spectra Energy Corp     Common  847560 10 9  $  6,023    220,000    SH              SOLE                 220,000
Starwood PPTY TR        Common  85571B 10 5  $  6,130    267,000    SH              SOLE                 267,000